Other long-term debt (Maturities of Long-term Debt) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Less: current portion of other long term debt	$ 348,594,822	$ 301,912,335
Other long-term debt	910,007,958	$ 576,204,491
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
2016	182,271,775
2017	482,848,334
2018	190,519,754
2019	200,000,000
2020 and thereafter	202,962,917
Less: current portion of other long term debt	348,594,822
Other long-term debt	$ 910,007,958